INTANGIBLE ASSETS	12 Months Ended
Mar. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 7 - INTANGIBLE ASSETS

The following table summarizes our intangible assets and capitalized software development costs at March 31, 2023:

	March 31,
	2023	2022

Patents and licenses	$1,175,580	$1,084,081
Less accumulated amortization	(467,091)	(186,927)
Less impairment	(324,397)	—
	384,092	897,154

Software development costs	655,641	583,826
Less impairment	(655,641)	—
	—	583,826
	$384,092	$1,480,980

Amortization expensed within the consolidated statements of operations and comprehensive loss relating to intangible assets for the years ended March 31, 2023 and 2022 was approximately $193,000 and $92,000, respectively. At March 31, 2023, intangible assets and capitalized software costs have been reduced for impairments of $324,397 and $655,641, respectively. At March 31, 2022, no impairments were recorded